Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Computation Of Net Income Per Share

	For the fiscal year ended December 31,
	2013	2012	2011
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$53,854	$114,332	$115,529
Weighted-average number of common shares outstanding - Basic.......................	209,754,176	209,529,412	215,420,271
Incremental shares from assumed exercise of stock options (a).........................	-	-	-
Incremental shares from vesting of restricted share units...................................	344,968	248,646	126,184
Weighted-average number of common shares outstanding - Diluted.....................	210,099,144	209,778,058	215,546,455

Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$0.26	$0.55	$0.54
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$0.26	$0.55	$0.54

(a) Options to purchase shares of common stock were outstanding during fiscal years 2013, 2012 and 2011. See Note 16 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.